Fair Value Measurements - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013	Jul. 01, 2013
Fair Value Measurements [Line Items]
Indian Rupee forward contracts, assets			$ 4		$ 2
Goodwill carrying value	3,827		3,812	3,777	3,828	527
Goodwill impairment loss		385	385	12
Trade name fair value	672		1,019		1,019
Trade name impairment charges	339
Fair Value Measures Using Level 3
Fair Value Measurements [Line Items]
Goodwill carrying value			914
Goodwill fair value			529
Trade name fair value	672
Fair Value Measures Using Level 3 | Availability Services
Fair Value Measurements [Line Items]
Trade name impairment charges	339
Fair Value Measures Using Level 3 | Segment, Continuing Operations
Fair Value Measurements [Line Items]
Goodwill impairment loss			$ 385